JPMMT2026-ABS-15G

Exhibit 99.11

EXECUTIVE SUMMARY

JPMMT 2026-HE2

By Clarifii LLC on October 7, 2026

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CLARIFII CONTACT INFORMATION

Christine Aug	Jason Luttenberger
Vice President of Due Diligence	President and Chief Operating Officer
Phone: 813.735.4487	Phone: 917.742.7797
E-mail: Christine.Aug@Clarifii.com	E-mail: Jason.Luttenberger@Clarifii.com

OVERVIEW

Clarifii LLC (“Clarifii”) conducted an independent third-party pre-securitization due diligence review (the “Review”) of 25 home equity line of credit mortgage loans (HELOC) (the “Loans” or the “Pool”) and the Loans were subsequently acquired by JPMorgan Chase Bank, National Association (the “Client”) for the JPMMT 2026-HE2 transaction. The Loans referenced in this narrative report were reviewed between 01/2026 to 07/2026 by Clarifii. This narrative report provides information about the scope of work performed by Clarifii, and the results of Clarifii’s review.

ORIGINATORS

Origination channels for the Loans in this review:

Origination Channel	Loan Count	% of Pool (by loan count)	Original Balance
Retail	13	52.00%	$2,603,757.00
Correspondent Flow with Delegated UW	4	16.00%	$1,531,385.00
Wholesale	8	32.00%	$1,785,030.00
Total	25	100.00%	$5,920,172.00

The Review consisted of a population of 25 Loans, with an aggregate principal balance of $5,920,172.00.

CLARIFII’S THIRD PARTY REVIEW (TPR) SCOPE OF WORK

The scope of work for this transaction consisted of credit, property valuation, and regulatory compliance reviews, plus a data integrity check, and were performed in accordance with rating agency loan level review standards in place as of the date of the review.

The Review was conducted consistent with the criteria for the specific Nationally Recognized Statistical Rating Organizations (NRSROs).

LOAN SAMPLING

The Client defined the sample size and requested Clarifii to perform a random sample of the Loans to be included in the Review. To Clarifii’s knowledge, the Review covered 100% of the Loans within the transaction that were submitted to Clarifii for review.

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Identity of NRSRO	Title and Date of Criteria
S&P Global Ratings

Global Methodology And Assumptions: Assessing Pools Of Residential Loans, January 25, 2019;

Global Methodology And Assumptions: Assessing Pools Of Residential Loans--U.S. And Canada Supplement, February 21, 2025

Fitch Ratings, Inc.	U.S. RMBS Rating Criteria, April 30, 2026
Kroll Bond Rating Agency, LLC	U.S. RMBS Rating Methodology, December 7, 2023
DBRS, Inc.	Third-Party Due-Diligence and Representations & Warranties Criteria for U.S. RMBS Transactions, April 30, 2026

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DATA INTEGRITY

Clarifii performed a data comparison review of the data fields provided by the Client on the loan tape to the data found in the loan file as captured by Clarifii. This comparison, when specific data was available, included the following data fields and tolerance levels noted below.

Data Comparison Fields
ARM Initial Fixed Rate Period
ARM Rate Index Type
Borrower 1 Bankruptcy in past 7 years?
Borrower 1 Credit Report Date
Borrower 1 First Name
Borrower 1 FTHB
Borrower 1 Last Name
Borrower 1 SSN
Borrower 2 First Name
Borrower 2 Last Name
Borrower 2 Qualifying Income
Cash Disbursement Date
First Payment Date
Index
Index Rounding Factor
Initial Monthly P&I Or IO Payment
Interest Only Flag
Interest Only Term
Interest Rate
Investor Loan ID
Lien Position
Life Rate Min
Loan Amount
Loan ID
Loan Program
Loan Purpose
Margin
Maturity Date
MIN No
Note Date
Note Type
Number of Units
Occupancy
Origination Foreclosure Flag
Originator QM Status
Payment Frequency
Prepayment Penalty Total Term
Primary Appraised Property Value
Property Address
Property City
Property County
Property State
Property Type
Property Zip Code
Qualifying Amortization Term
Qualifying CLTV
Qualifying FICO
Qualifying HLTV
Qualifying LTV
Qualifying Total Debt Income Ratio
Qualifying Total Reserves Number of Months
Refinance Type
Seller Loan ID
Term
Total Qualified Assets Available For Reserves
Total Qualifying Income
Underwriting Guideline Name
Verified Doc Type

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CREDIT UNDERWRITING

HELOC Review

Clarifii reviewed each loan file to determine the adherence to defined underwriting or credit extension guidelines, standards, criteria, or other requirements provided by Client. The Credit Qualification review consisted of the following:

Compare the characteristics of the loan to the Client’s stated origination guidelines, including:

●	DTI

●	LTV/TLTV/HLTV/CLTV

●	Credit score

●	Income and employment

●	Assets and reserves

●	Property type and use eligibility; and if the property type was a condominium or cooperative, assess project adherence

●	Borrower eligibility, including:

●	Citizenship status

●	Non- occupant co-borrower

●	Transaction eligibility, including:

●	Maximum loan amount

●	Loan purpose

●	Occupancy

●	Note approved exceptions or waivers by the originator and/or aggregator to guidelines

●	Verify that approved exceptions include compensating factors as required by the guidelines

Analyze applicable credit documents in conjunction with the guidelines, including:

●	Uniform Residential Loan Application Form 1003 (1003)

●	Employment and income documentation analyzed and verified through use of various documents, including:

●	Income documentation

●	Verbal and/or written verifications of employment (VVOE, VOE)

●	CPA letter

●	Business licenses

●	Tax transcripts (IRS Form 4506-T)

●	Other documentation in loan file

Income review includes:

●	Evaluate for evidence of borrower’s ability to repay the obligation based on full PITIA of the first and second lien and all other applicable debt obligations.

●	Required income documentation for all borrowers was present and within required time period

●	Documents did not appear to have been altered or inconsistent

●	IRS Form 4506-T

●	Signed by all borrowers and processed by the originator

●	Compared IRS tax transcripts to income documentation and noted any inconsistencies

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●	Income was recalculated and was documented with applicable documentation, including:

●	Tax returns

●	Financial statements

●	Paystubs

●	IRS Form W-2s

●	IRS Form 1099

●	IRS documents

●	Bank statements

●	Lease agreements

●	Award letters

●	Other documentation in loan file

Analyze asset documentation and statements to substantiate down payment, closing costs, prepaid items, and funds to close and reserves were within applicable guidelines and review large deposits and appropriate sourcing of funds.

Confirm that credit scores (FICO) and credit histories were within origination guidelines, and check for fraud alerts against related loan file documentation.

DataVerify Report (when applicable)

Clarifii performs a review of the DataVerify Report to verify occupancy, SSN, and review fraud information contained in the report, and utilize the results along with information in the loan file to identify and address any potential misrepresentations including:

●	Borrower Identity

●	Social Security inconsistencies

●	Borrower name variations

●	Occupancy

●	Borrower address history

●	Subject property ownership history

●	Employment

●	Licensing – review NMLS data for:

●	Mortgage lender/originator loan officer

●	OFAC

Review Title policy, including:

●	Title interest

●	Appropriate vestee(s) were listed on title policy

●	Amount of coverage

●	Applicable title endorsements were present

●	Encumbrances, encroachments and other title exceptions affecting the lien

●	Review the chain of title and duration of ownership by seller or borrower (whichever applicable)

●	Capture monthly tax payments in debt ratio calculation

●	Proof of subordination when applicable

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Review HUD1 (Settlement Statement), including to confirm loan purpose

Examine occupancy status

Review Hazard/Flood Insurance

●	Sufficiency of coverage

Examine the mortgage or deed of trust for evidence of recordation

DOCUMENT REVIEW

Clarifii reviewed each loan file and verified if the following documents were included in the file and if the data on these documents was consistent (where applicable):

●	Initial and Final 1003 Application

●	Note or HELOC Agreement

●	Mortgage/Deed of Trust

●	Appraisal

●	Sales Contract

●	Title Commitment/Policy

●	Junior Lien/Subordination Agreement

●	Mortgage Insurance

●	Underwriting Approval Documentation inclusive, but not limited to documents listed in the Credit Review section

●	Flood Certification

●	HUD1 Settlement Statement

COMPLIANCE REVIEW

Clarifii performed compliance testing using its default compliance settings based on loan type and/or loan application date as further described below.

The HELOC Regulatory Compliance Review included:

●	ROR testing (form type and closing of rescission)

●	TILA APR tolerance testing on the final HELOC disclosure (Tolerance is 0.125%)

●	For application date prior to 10/3/2015:

▪	Fee tolerance testing between early disclosure and final HELOC disclosure (Tolerance is $100)

▪	If a HUD1 Settlement Statement is used, Clarifii performs a comparison of fees on HUD to fees disclosed on the final HELOC disclosure

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State and Local Anti-Predatory Requirements

For Loans with an application date on or after January 10, 2014, the HELOC Regulatory Compliance Review testing includes HOEPA testing. State high cost and/or higher-priced testing is done for the following state, county, and municipal laws:

●	Arkansas High Cost as defined by the Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

●	Chicago High Cost as defined by the City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

●	Cleveland Heights High Cost as defined by City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

●	Colorado High Cost as defined by the Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq.

●	Cook County High Cost as defined by the Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

●	Connecticut High Cost as defined by the Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).

●	District of Columbia High Cost as defined by the District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.

●	Florida High Cost as defined by the Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (2002 – 2014).

●	Georgia High Cost as defined by the Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).

●	Illinois High Cost as defined by the Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).

●	Maine High Cost as defined by Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007), 2125 (2008) and 1439 (2009), and regulation Z-3.

●	Maryland High Cost as defined by the Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.

●	Massachusetts High Cost and Subprime ARMS to 1st Time Homebuyers as defined by the Massachusetts High-Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183I.

●	Minnesota Subprime PPP restriction as defined by the Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).

●	New Jersey High Cost as defined by the New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.

●	New Mexico High Cost as defined by the New Mexico Home Loan Protection Act, SB 449 (2003) and as amended by SB 342 (2009), N.M. Stat. Ann. § 58-21A-1 et seq.

●	North Carolina High Cost as defined by the North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1I(a); 24-10.2(a) as amended.

●	Ohio High Cost as defined by the Ohio Anti-Predatory Lending Statute, HB 386, as amended by S.B. 185 (2006), Ohio Rev. Code Ann. § 1.63.

●	Pennsylvania High Cost as defined by the Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

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●	Rhode Island High Cost as defined by the Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).

●	Utah High Cost as defined by the Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

Business Purpose Loan Compliance Review

●	Non-Owner Occupied Declaration Disclosure

●	Verify reflects correct address

●	Verify application address is different from subject property

●	Verify executed by all borrowers

●	Review Note or HELOC Agreement for accuracy and confirm that it is properly executed

●	Review Mortgage and applicable riders for accuracy and confirm that it is properly executed

●	Occupancy Letter (must state that borrower(s) will not reside in the property

●	Letter of Explanation detailing the use of proceeds

●	Borrower’s statement of purpose for the loan

●	State License requirements when applicable

●	State Predatory lending and high cost when applicable

QUALIFIED MORTGAGE (QM) AND ABILITY TO REPAY (ATR)

HELOC loans are not subject to QM/ATR Requirements

VALUATION REVIEW

Clarifii’s Valuation Review consisted of the following:

Original Appraisal Assessment

If a standard full appraisal is required per guidelines, the individuals performing the original appraisal assessment are not persons providing valuations for purposes of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraisers under Federal or State law, and the services being performed by such persons do not constitute “appraisal reviews” for purposes of USPAP or Federal or State law.

Automated Valuation Model (AVM)

Clarifii reviewed the AVM in the file if used for the origination valuation.

INDEPENDENT THIRD-PARTY VALUES

If a third-party valuation product was provided, Clarifii applied a cascade methodology to the population to determine if the original appraisal value was reasonably supported when compared to an independent third-party valuation product.

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Valuation Reconciliation Process:

●	If the AVM (Automated Valuation Model) supported the origination appraised value within -10% variance, no additional products were required.

●	If the Desk Review supported the origination appraised value within a -10% variance, no additional products were required.

●	In the event the Desk Review process yielded material exceptions or had a value exceeding a negative ten percent (-10%) variance, a field review was ordered to further establish the supported value, unless guidelines allowed for the use of the lower Desk Review value for purpose of LTV/CLTV/HCLTV.

VALUATION RESULTS SUMMARY

The two tables below summarize the Loans that contained independent third-party valuation product:

Valuation Product	# of Files – No Hit	# of Files > -10% Variance to OA or Confidence < 80%	Number of Files within -10% of OA
AVM	0	0	0
BPO	0	0	0
LCA or CU Score <=2.5	0	0	10
Desk Review	0	0	4
Field Review	0	0	0
Second Full Appraisal	0	0	0
No Secondary Product	0	0	11

DUE DILIGENCE GRADING CRITERIA

Upon completion of the loan file due diligence review, Clarifii assigned comprehensive grading that considers critical factors based on the specific review completed, in addition to product, client, and rating agency requirements.

The National Recognized Statistical Rating Organizations (NRSRO) criteria referenced for this report and utilized for grading descriptions is based upon the NRSRO listed in the Asset-Backed Securities Form ABS Due Diligence-15E.

Final Event Grade

A	Loan meets Credit, Compliance, and Valuation Guidelines.
B	The Loan materially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and materially meets published guidelines.
C	The Loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

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Credit Event Grade

A	The Loan meets the published guidelines without any exceptions. The employment, income, assets, and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the Loan is documented and reasonable.
B	The Loan materially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets, and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the Loan is documented and reasonable.
C	The Loan does not materially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets, or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the Loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review, or the credit file was not furnished.

Valuation Event Grade

A	The value is supported within 10% of the original appraisal by supporting documents (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used Government-Sponsored Enterprise (GSE) approved forms.
B	The value is not supported within 10% of the original appraisal by supporting documents and there are other valuation support documents provided to support original value within 10% of the original appraisal. The valuation methodology substantially meets the published guidelines, but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition, or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.

Compliance Event Grade

A	The Loan is compliant with all applicable laws and regulations. The legal documents accurately reflect the agreed upon Loan terms and are executed by all applicable parties.
B	The Loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are missing, or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review, or the required legal documents were not furnished.

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CLARIFII DUE DILIGENCE RESULTS

Below are the final overall loan grades for this review, as well as the credit, property valuation, and regulatory compliance component review grades.

Final Overall Loan Grade Results

Final Overall Review Results – S&P, Fitch, Kroll, & DBRS
Overall	Loan Count	% of Sample
A	16	64.00%
B	9	36.00%
C	0	0.00%
D	0	0.00%
Total	25	100.00%

The overall grade summary reflects the combination of the credit, property valuation and regulatory compliance component reviews into one overall grade. The overall grade assigned is the most severe grade from each of the component reviews.

Final Credit Component Grade Results

Final Credit Grade Summary - S&P, Fitch, Kroll, & DBRS
Credit	Loan Count	% of Sample
A	23	92.00%
B	2	8.00%
C	0	0.00%
D	0	0.00%
Total	25	100.00%

Final Property Valuation Grade Results

Final Property Grade Summary - S&P, Fitch, Kroll, & DBRS
Property	Loan Count	% of Sample
A	14	56.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
N/A	11	44.00%
Total	25	100.00%

* Per S&P Global Ratings, Kroll Bond Rating Agency, LLC and DBRS, Inc., 2nd liens that do not require a secondary valuation product to support the primary value per program guidelines should be represented as Property Grade N/A when a secondary valuation product is not provided within the loan file.

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Final Regulatory Compliance Grade Results

Final Compliance Grade Summary - S&P, Fitch, Kroll, & DBRS
Compliance	Loan Count	% of Sample
A	17	68.00%
B	8	32.00%
C	0	0.00%
D	0	0.00%
Total	25	100.00%

ADDITIONAL LOAN SUMMARY DETAILS

Amortization Type

Amortization Type	Loan Count	% of Pool (by loan count)	Original Balance
HELOC - ARM	25	100.00%	$5,920,172.00
Total	25	100.00%	$5,920,172.00

Occupancy

Occupancy	Loan Count	% of Pool (by loan count)	Original Balance
Primary Residence	21	84.00%	$5,069,892.00
Investment	4	16.00%	$850,280.00
Total	25	100.00%	$5,920,172.00

Loan Purpose

Loan Purpose	Loan Count	% of Pool (by loan count)	Original Balance
Refinance	25	100.00%	$5,920,172.00
Total	25	100.00%	$5,920,172.00

Lien Position

Lien Position	Loan Count	% of Pool (by loan count)	Original Balance
2	25	100.00%	$5,920,172.00
Total	25	100.00%	$5,920,172.00

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Original Term

Original Term	Loan Count	% of Pool (by loan count)	Original Balance
300	1	4.00%	$500,000.00
180	2	8.00%	$460,400.00
360	21	84.00%	$4,459,772.00
240	1	4.00%	$500,000.00
Total	25	100.00%	$5,920,172.00

DATA COMPARE RESULTS

Clarifii provided Client with a copy of the Loan Level Data Compare Report which shows the differences between the data received by the sellers versus the data captured by Clarifii during the loan review.

Summary of Data Compare Results

Data Comparison Fields	Loans With Discrepancy	Total Times Compared	Accuracy %
ARM Initial Fixed Rate Period	1	1	0.00%
ARM Rate Index Type	0	3	100.00%
Borrower 1 Bankruptcy in past 7 years?	0	1	100.00%
Borrower 1 Credit Report Date	0	1	100.00%
Borrower 1 First Name	2	20	90.00%
Borrower 1 FTHB	0	1	100.00%
Borrower 1 Last Name	2	20	90.00%
Borrower 1 SSN	1	16	93.75%
Borrower 2 First Name	0	1	100.00%
Borrower 2 Last Name	0	1	100.00%
Borrower 2 Qualifying Income	0	1	100.00%
Cash Disbursement Date	0	1	100.00%
First Payment Date	1	5	80.00%
Index	0	1	100.00%
Index Rounding Factor	0	1	100.00%
Initial Monthly P&I Or IO Payment	3	4	25.00%
Interest Only Flag	1	19	94.74%
Interest Only Term	0	19	100.00%
Interest Rate	0	19	100.00%
Investor Loan ID	0	1	100.00%
Lien Position	0	19	100.00%
Life Rate Min	0	1	100.00%
Loan Amount	5	20	75.00%
Loan ID	0	20	100.00%
Loan Program	0	20	100.00%
Loan Purpose	0	20	100.00%
Margin	1	20	95.00%
Maturity Date	0	4	100.00%
MIN No	0	1	100.00%
Note Date	0	1	100.00%
Note Type	3	19	84.21%
Number of Units	0	20	100.00%
Occupancy	0	20	100.00%
Origination Foreclosure Flag	0	1	100.00%
Originator QM Status	0	1	100.00%
Payment Frequency	0	1	100.00%
Prepayment Penalty Total Term	0	19	100.00%
Primary Appraised Property Value	0	1	100.00%
Property Address	0	20	100.00%
Property City	1	20	95.00%
Property County	0	1	100.00%
Property State	0	20	100.00%
Property Type	6	19	68.42%
Property Zip Code	0	20	100.00%
Qualifying Amortization Term	0	19	100.00%
Qualifying CLTV	5	19	73.68%
Qualifying FICO	1	20	95.00%
Qualifying HLTV	1	19	94.74%
Qualifying LTV	6	20	70.00%
Qualifying Total Debt Income Ratio	12	20	40.00%
Qualifying Total Reserves Number of Months	0	1	100.00%
Refinance Type	0	19	100.00%
Seller Loan ID	0	19	100.00%
Term	1	20	95.00%
Total Qualified Assets Available For Reserves	0	1	100.00%
Total Qualifying Income	0	1	100.00%
Underwriting Guideline Name	0	1	100.00%
Verified Doc Type	0	1	100.00%

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CLARIFII THIRD PARTY REPORTS DELIVERED

Clarifii furnished the following reports on this transaction:

1.	Narrative Report/Executive Summary

2.	Attestation Forms

3.	ASF Report

4.	Rating Agency Grade Detail and Summary Report

5.	Data Compare Report

6.	Valuations Report

7.	Rating Agency ATR/QM Report

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8.	Supplemental Data Extract

9.	Business Purpose Supplement Data Extract Report

Disclaimer

Clarifii LLC (“the Company”) performs due diligence reviews for Residential Mortgage-Backed Securities, as well as, assets, collateral, counterparty operations, and similar diligence reviews in the consumer finance industry. In issuing reports and maintaining the ratings provided for herein, the Company relies on factual information it receives from issuers, underwriters, and from other sources which the Company reasonably believes to be credible. The Company conducts reasonable investigation of the factual information relied upon by it in accordance with its ratings methodology. The Company also makes reasonably good faith attempts to verify the information from independent sources (to the extent such sources are available).

Please be advised that Clarifii has not determined whether the Loans comply with federal, state, or local laws, constitutional provisions, regulations or ordinances, including, but not limited to, licensing and general usury laws that set rate and/or fee limitations, unless listed above. Clarifii’s review is focused on issues that raise concerns for secondary market investors and other assignees, based on potential for assignee liability, an adverse impact on the lien, and regulatory, litigation and headline risk. Clarifii’s review is not designed to fully test a lender’s compliance with all applicable disclosure and licensing requirements. The findings reached by Clarifii are dependent upon its receiving complete and accurate data regarding the Loans from loan originators and other third parties. Please be further advised that Clarifii and its employees do not engage in the practice of law, and the findings set forth in the reports prepared by Clarifii do not constitute legal advice or opinions.

Ratings, analysis, reports, and other opinions (referred to collectively as “Reports”) issued by the Company are provided “as is” and without representation or warranty of any kind. The Company hereby disclaims any representation or warranty (whether express or implied) as to accuracy, completeness, merchantability, or fitness for a particular purpose. Reports are not a recommendation to buy, sell, or retain any security. All reports are deemed jointly prepared, and no individual shall be exclusively deemed the “author” of any Report. Individuals identified in a Report were involved in, but are not solely responsible for, the contents of any Report.

Unless expressly stated otherwise, Reports do not assess any risk other than credit risk. In particular, any rating or grading in a Report does not take into consideration the risk of any security (or any portion thereof) due to changes in market conditions.

The Company does not provide investment, legal, or tax advice, and the Reports may not be construed as such. Reports are issued for the benefit of the entity requesting the Report, only, and may not be used by third parties without the express written consent of the Company and the requesting party. Reports are based on available information and current regulations as of the date of the Report, and the Company disclaims any obligation to update Reports due to a change of fact of regulation which occurs after the date of issuance.

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